Events Occurring after the Reporting Period - Additional Information (Details) ¥ in Millions, $ in Millions	1 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)
Shenzhen [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Cash transferred	¥ 526
Shenzhen [Member] | Land Use Right Assets [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Land use right assets acquired	¥ 1,050
M And E Mobile Limited [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Consideration | $		$ 39
Additional investment on equity interest percentage	25.00%	25.00%